Share-Based Compensation (Details) - Schedule of Restricted Stock Unit Activities	9 Months Ended
Sep. 30, 2023 shares
Schedule Of Restricted Stock Unit Activities Abstract
Non-vested balance at beginning	1,190,935
Granted	585,000
Vested	(1,775,935)
Forfeited/Expired
Non-vested balance at ending